INCOME TAX (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Hong Kong S.A.R
Income Taxes [Line Items]
Statutory income tax rate	16.50%
Assessable profits	$ 2
Hong Kong S.A.R | First HK$2 million of assessable profits
Income Taxes [Line Items]
Statutory income tax rate	8.25%
Hong Kong S.A.R | Remaining profits after first HK$2 million of assessable profits
Income Taxes [Line Items]
Statutory income tax rate	16.50%
PRC
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%